Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Summary of Accounts Receivable

	December 31
	2022	2023
	US$	US$
Trade accounts receivable	206,674	194,721
Allowance for doubtful accounts	(569)	(20)

	206,105	194,701

Changes in Allowances
The changes in the allowances are summarized as follows:

	Year Ended December 31
	2021	2022	2023
	US$	US$	US$
Allowances for doubtful accounts
Balance, beginning of year	1,561	540	569
Additions (reversals) charged to expense, net	(21)	29	(549)
Write-offs	(1,000)	—	—

Balance, end of year	540	569	20